Document and Entity Information Document	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	CBS Outdoor Americas Inc.
Entity Central Index Key	0001579877
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar. 31, 2014
Amendment Flag	false